Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Operating revenues	$ 24,174	$ 23,449
Operating costs	(13,975)	(13,556)
Severance, acquisition and other costs	(94)	(209)
Depreciation	(3,660)	(3,627)
Amortization	(1,063)	(982)
Finance costs
Interest expense	(1,146)	(1,082)
Net return (interest) on post-employment benefit plans	51	(20)
Impairment of assets	(279)	(197)
Other (expense) income	(115)	160
Income taxes	(967)	(1,044)
Net earnings	2,926	2,892
Net earnings attributable to:
Common shareholders	2,716	2,709
Preferred shareholders	152	131
Non-controlling interest	58	52
Net earnings	$ 2,926	$ 2,892
Earnings per share [abstract]
Net earnings per common share - basic (in cad per share)	$ 2.98	$ 2.99
Net earnings per common share - diluted (in cad per share)	$ 2.98	$ 2.99
Weighted average number of common shares outstanding - basic (millions) (in shares)	911.5	906.3